Segment Reporting	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting
Segment Reporting

NOTE 4. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative expenses, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.

NOTE 6. SEGMENT INFORMATION

ASC Topic 280, “Segment Reporting,” establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s chief operating decision maker, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews the below key metric included in net income or loss:

For the Three
Months ended
March 31, 2026
(Unaudited)
General and administrative expenses	$37,269

General and administrative expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. General and administrative expenses, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis. The CODM uses net loss and general and administrative expenses to evaluate performance and allocate resources.

Forge Nano, Inc.
Segment Reporting
Segment Reporting
22.	Segment Reporting

The Company’s CODM evaluates financial performance and allocates resources using both consolidated financial information and disaggregated operating results by reportable segment, including revenue and gross profit (loss).

The CODM regularly reviews discrete financial information by operating segment, including revenue and gross profit (loss), for purposes of assessing performance and allocating resources.

For financial reporting purposes, the Company presents disaggregated financial information for three reportable segments based on the nature of its products and services:

●	Tool Manufacturing & Related Services
●	Coating Services
●	Battery Manufacturing

Revenue by reportable segment is based on the nature of the Company’s products and services. Tool Manufacturing and Related Services revenue primarily relates to the sale of ALD equipment and related maintenance services. Coating Services revenue relates to project-based coating applications. Battery Manufacturing revenue relates to the production and sale of advanced battery products.

Segment Identification

These segments represent components of the business that meet the definition of operating segments under ASC 280-10-50-1, as discrete financial information is available and regularly reviewed by the CODM.

Performance Measure

Segment profit (loss) is measured as gross profit (loss), which is defined as segment revenue less cost of sales.

This is the sole measure provided to the CODM to evaluate trends segment performance and margin characteristics across product and service offerings.

Segment Assets

Although asset information by segment is available, it is not regularly provided to or reviewed by the CODM for purposes of assessing performance or allocating resources.

Significant Segment Expenses

The CODM regularly reviews cost of sales at the segment level, which represents the only significant segment expense disclosed.

No other expense categories (including general and administrative expenses, research and development, or other operating expenses) are provided to or regularly reviewed by the CODM at the segment level.

Segment performance is therefore evaluated based on gross profit (loss), and operating expenses are managed and evaluated on a consolidated basis.

Corporate and other unallocated amounts included in the reconciliation consist primarily of general and administrative expenses, research and development expenses, and other operating expenses that are not allocated to the reportable segments, as well as interest income, interest expense, and income taxes.

Revenues by geographic region consisted of the following for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
US	$892	$822
Canada	273	15
EMEA	172	(96)
APAC	797	258
Total	$2,134	$999

Revenues by reportable segment consisted of the following for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Tool manufacturing and related services	$1,538	$588
Coating services	283	231
Battery manufacturing	313	180
Total	$2,134	$999

Segment revenue, cost of sales, and gross (loss) profit are as follows:

	Three months ended March 31, 2026
	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Total
Total revenue	$1,538	$283	$313	$2,134
Cost of sales	(1,770)	(1,201)	(91)	(3,062)
Gross (loss) profit	$(232)	$(918)	$222	$(928)

	Three months ended March 31, 2025
	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Total
Total revenue	$588	$231	$180	$999
Cost of sales	(1,116)	(898)	(86)	(2,100)
Gross (loss) profit	$(528)	$(667)	$94	$(1,101)

Table presents a reconciliation of segment results to consolidated results for the three months ended March 31, 2026 and 2025.

	Three months ended March 31,
	2026	2025
Segment gross profit	$(928)	$(1,101)
General and administrative	10,389	9,536
Operating loss	(11,317)	(10,637)
Interest income	65	90
Grant income	976	1,053
Other income	37	5
Interest expense, change in fair value, and amortization of debt discount	(1,422)	(4,362)
Other expense	(15)	(132)
Non-operating loss	(359)	(3,346)
Net loss	$(11,676)	$(13,983)

22.Segment Reporting

The Company’s Chief Operating Decision Maker (CODM) evaluates financial performance and allocates resources using both consolidated financial information and disaggregated operating results by reportable segment, including revenue and gross profit (loss).

The CODM regularly reviews discrete financial information by operating segment, including revenue and gross profit (loss), for purposes of assessing performance and allocating resources.

For financial reporting purposes, the Company presents disaggregated financial information for three reportable segments based on the nature of its products and services:

●	Tool Manufacturing & Related Services
●	Coating Services
●	Battery Manufacturing

Revenue by reportable segment is based on the nature of the Company’s products and services. Tool Manufacturing and Related Services revenue primarily relates to the sale of ALD equipment and related maintenance services. Coating Services revenue relates to project-based coating applications. Battery Manufacturing revenue relates to the production and sale of advanced battery products.

Segment Identification

These segments represent components of the business that meet the definition of operating segments under ASC 280-10-50-1, as discrete financial information is available and regularly reviewed by the CODM.

Performance Measure

Segment profit (loss) is measured as gross profit (loss), which is defined as segment revenue less cost of sales.

This is the sole measure provided to the CODM to evaluate trends segment performance and margin characteristics across product and service offerings.

Segment Assets

Although asset information by segment is available, it is not regularly provided to or reviewed by the CODM for purposes of assessing performance or allocating resources.

Significant Segment Expenses

The CODM regularly reviews cost of sales at the segment level, which represents the only significant segment expense disclosed.

No other expense categories (including general and administrative expenses, research and development, or other operating expenses) are provided to or regularly reviewed by the CODM at the segment level.

Segment performance is therefore evaluated based on gross profit (loss), and operating expenses are managed and evaluated on a consolidated basis.

Corporate and other unallocated amounts included in the reconciliation consist primarily of general and administrative expenses, research and development expenses, and other operating expenses that are not allocated to the reportable segments, as well as interest income, interest expense, and income taxes.

Revenue by reportable segment is as follows:

	Years ended December 31,
	2025	2024
Tool manufacturing and related services	$4,625	$6,852
Coating services	1,429	1,332
Battery manufacturing	1,334	115
Total	$7,388	$8,299

Segment revenue, cost of sales, and gross profit (loss) are as follows:

	Years ended December 31, 2025
	Tool Manufacturing &		Battery
	Related Services	Coating Services	Manufacturing	Total
Total revenue	$4,625	$1,429	$1,334	$7,388
Cost of sales	(6,239)	(3,921)	(1,085)	(11,245)
Gross (loss) profit	$(1,614)	$(2,492)	$249	$(3,857)

	Years ended December 31, 2024
	Tool Manufacturing &		Battery
	Related Services	Coating Services	Manufacturing	Total
Total revenue	$6,852	$1,332	$115	$8,299
Cost of sales	(5,441)	(2,486)	(40)	(7,967)
Gross profit (loss)	$1,411	$(1,154)	$75	$332

Reconciliation of segment results to consolidated results is as follows:

	Years ended December 31,
	2025	2024
Segment gross (loss) profit	$(3,857)	$332
General and administrative	40,788	27,474
Operating loss	(44,645)	(27,142)

Interest income	637	1,053
Grant income	7,062	2,306
Other income	865	263

Interest expense, change in fair value, and amortization of debt discount	(6,515)	(3,439)
Other expense	(578)	(25)

Non-operating income	1,471	158

Net loss	$(43,174)	$(26,984)

Revenues by geographic region consisted of the following for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024
US	$5,295	$6,571
Canada	798	20
EMEA	588	1,120
APAC	707	588
Total	$7,388	$8,299

Reconciliations of segment revenues and profit or loss to the consolidated financial statements for the years ended December 31, 2025 are as follows:

●	Revenue — Adjusted for intersegment eliminations.
●	Profit/Loss — Adjusted for corporate expenses, interest, and income taxes.

	Tool
	Manufacturing
	& Related	Coating	Battery
	Services	Services	Manufacturing	Corporate	Total
Revenue	$4,625	$1,429	$1,334	$—	$7,388
Cost of sales	6,239	3,921	1,085	—	11,245
Gross profit (loss)	(1,614)	(2,492)	249	—	(3,857)
General and administrative	1,916	2,123	780	35,969	40,788
Operating profit (loss)	(3,530)	(4,615)	(531)	(35,969)	(44,645)
Other income	—	—	—	1,471	1,471
Net income (loss)	$(3,530)	$(4,615)	$(531)	$(34,498)	$(43,174)